Related Parties - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Loans from a related party	¥ 0	¥ 1,063,434	¥ 0
Interest expense on the loans from a shareholder	0	5,922	0
Amounts due to a related party	24,919	12,062
Purchases from related party	2,793
Rental income from a related party	40
Purchase of service from related parties	54
Operation Support Service [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	36,857
Goods Provided To The Companies [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	140
XiaopengHe [Member]
Related Party Transaction [Line Items]
Amount due from related parties		682
Rental expenses to a shareholder	10,150	10,150	0
Purchases from related party	698	999
Rental income from a related party	862	166
Purchase of service from related parties	101
XiaopengHe [Member] | Rental Expense [Member]
Related Party Transaction [Line Items]
Amounts due to a related party		11,063	999
XiaopengHe [Member] | Operation Support Service [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	15,804	15,403	¥ 1,578
Purchases from related party	2,300
Guangzhou Huitian [Member] | Rental Expense [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	¥ 22,126	¥ 2,793